UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund
 (Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor
New York, NY 10017

 (Address of principal executive offices) (Zip code)

Michael D. Granoff
Pomona Management LLC
780 Third Avenue, 46th Floor
New York, NY 10017

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

 Semi-Annual Report

For the Period May 7, 2015 (Commencement of Operations) to
September 30, 2015

(Unaudited)

Pomona Investment Fund

Table of Contents
For the Period May 7, 2015 (Commencement of Operations) to September 30, 2015 (Unaudited)

Schedule of Investments	1
Statement of Assets, Liabilities and Shareholders' Capital	2
Statement of Operations	3
Statement of Changes in Shareholders' Capital	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7
Other Information	14

Pomona Investment Fund

Schedule of Investments
September 30, 2015 (Unaudited)

Investment Funds (48.19%) Secondary Investments [a] (48.19%)	Geographic Region [b]	Fair Value
Advent International GPE VII-B Limited Partnership c	North America	$1,825,749
Audax Mezzanine Fund II, L.P. c	North America	307,337
Audax Private Equity Fund III, L.P. c, d, f	North America	3,868,431
Clyde Blowers Capital Fund III LP c	Europe	1,828,479
DCM IV, L.P. c	North America	260,625
DCM V, L.P. c	North America	1,217,257
DCM VI, L.P. c	North America	1,642,945
Insight Venture Partners Coinvestment Fund II, L.P. c	North America	855,608
Insight Venture Partners Coinvestment Fund III, L.P. c	North America	539,341
Insight Venture Partners V Coinvestment Fund, L.P. c	North America	78,004
Insight Venture Partners V, L.P. c	North America	874,232
Insight Venture Partners VI, L.P.	North America	2,365,811
Insight Venture Partners VII, L.P. e, f	North America	3,131,182
Insight Venture Partners VIII, L.P. c, e, f	North America	3,440,683
Madison International Real Estate Liquidity Fund V c	North America	109,583
Oaktree Private Investment Fund 2010, L.P. c	North America	168,981
Sankaty Credit Opportunities V-E, L.P. c	North America	1,045,282
TPG Opportunities Partners III (B), L.P. c	North America	26,099
Wellspring Capital Partners IV, L.P.	North America	862,777
Total Secondary Investments (48.19%)		24,448,406
Total Investments in Investment Funds (Cost $23,987,668) (48.19%)		$24,448,406

Short-Term Investment (52.87%) Money Market Fund	Fair Value
Fidelity Institutional Money Market Portfolio - Class I, 0.01% g	$26,818,300
Total Money Market Fund (52.87%)	$26,818,300

Total Short-Term Investment (Cost $26,818,300) (52.87%)	$26,818,300

Total Investments (Cost $50,805,968) (101.06%)	$51,266,706

Liabilities in Excess of Other Assets (-1.06%)	(538,174)

Shareholders' Capital (100.00%)	$50,728,532

[a]

Investment Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of September 30, 2015 was $23,987,668 and $24,448,406, respectively.

[b]	In the case of Investment Funds, geographic region generally refers to where the general partner is headquartered and may be different from where an Investment Fund invests or operates.

[c]	Non-income producing.

[d]	This Investment Fund invests in middle market companies through control/buyout investments alongside management teams.

[e]	These Investment Funds invest in growth-stage companies, including control/buyout investments in more mature companies and minority deals in less mature companies.

[f]	These Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.

[g]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Statement of Assets, Liabilities and Shareholders’ Capital
September 30, 2015 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $23,987,668)	$24,448,406
Short-term investments, at fair value (cost $26,818,300)	26,818,300
Deferred offering costs	361,763
Expense waiver receivable	1,205,357
Interest receivable	3,517
Other assets	62,263
Total Assets	52,899,606

Liabilities
Payable to Adviser	1,540,547
Management fee payable	335,412
Administration fee payable	50,884
Distribution and servicing fee payable	111,816
Professional fees payable	93,217
Other accrued expenses	39,198
Total Liabilities	2,171,074

Shareholders' Capital (5,044,491 Class A Shares outstanding)	$50,728,532

Shareholders' Capital
Paid-in Capital	$50,450,000
Accumulated net investment loss	(479,943)
Accumulated net realized gain on investments in Investment Funds	297,737
Accumulated net unrealized appreciation on investments in Investment Funds and foreign currency translation	460,738

Total Shareholders' Capital	$50,728,532

Net asset value per Share	$10.06

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Statement of Operations
For the Period May 7, 2015 (Commencement of Operations) to September 30, 2015 (Unaudited)

Income
Dividend Income	$67,358
Interest Income	78,869
Total Income	146,227

Expenses
Management fee	335,412
Offering costs	258,163
Professional fees	140,562
Distribution and servicing fee	111,816
Insurance fee	70,507
Administration fee	50,884
Chief Compliance Officer fee	37,500
Trustees fees and expenses	29,608
Other expenses	48,895
Total Expenses	1,083,347

Less: Waivers and/or expense reimbursements	(457,177)

Net Expenses	626,170

Net Investment Loss	(479,943)

Net Realized Gain and Unrealized Appreciation/(Depreciation) on Investments in
Investment Funds and Foreign Currency Translation
Net realized gain from investments in Investment Funds	297,737

Net unrealized appreciation on investments in Investment Funds	507,124
Net unrealized depreciation on foreign currency translation	(46,386)

Total net unrealized appreciation on investments in Investment Funds and foreign currency translation	460,738

Net Realized Gain and Unrealized Appreciation/(Depreciation) on Investments in
Investment Funds and Foreign Currency Translation	758,475

Net increase in Shareholders’ Capital from operations	$278,532

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Statement of Changes in Shareholders’ Capital
For the Period May 7, 2015 (Commencement of Operations) to September 30, 2015 (Unaudited)

Operations
Net investment loss	$(479,943)
Net realized gain from investments in Investment Funds	297,737
Net unrealized appreciation on investments in Investment Funds and foreign currency translation	460,738
Net increase in Shareholders' Capital from operations	278,532

Shareholders' Capital Transactions
Proceeds from sale of Shares	50,350,000
Increase in Shareholders' Capital from capital transactions	50,350,000

Shareholders' Capital
Beginning of period	100,000
End of period	$50,728,532

Shares outstanding at May 7, 2015	10,000
Shares sold	5,034,491
Shares outstanding at September 30, 2015	5,044,491

Accumulated net investment loss	$(479,943)

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Statement of Cash Flows
For the Period May 7, 2015 (Commencement of Operations) to September 30, 2015 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders' Capital from operations	$278,532
Adjustments to reconcile net increase in Shareholders' Capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(24,372,990)
Capital distributions received from Investment Funds	683,059
Net realized gain from investments in Investment Funds	(297,737)
Net unrealized appreciation on investments in Investment Funds and foreign currency translation	(460,738)
Net purchases of short-term investments	(26,818,300)
Changes in operating assets and liabilities:
Decrease in deferred offering costs	243,289
Increase in expense waiver receivable	(1,144,151)
Increase in interest receivable	(3,517)
Increase in other assets	(22,027)
Increase in payable to Adviser	864,705
Increase in management fee payable	335,412
Increase in administration fee payable	50,884
Increase in distribution and servicing fees payable	111,816
Increase in professional fees payable	93,217
Increase in other accrued expenses	8,546
Net cash used in operating activities	(50,450,000)

Cash flows from financing activities
Proceeds from sale of Shares	50,350,000
Net cash provided by financing activities	50,350,000

Net change in cash	(100,000)

Cash at beginning of period	100,000

Cash at End of Period	$—

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Financial Highlights

For the Period May 7, 2015 (Commencement of Operations) to September 30, 2015 (Unaudited)
Net asset value per Share, beginning of period (1)	$10.00
Net increase in Shareholders’ Capital from operations:
Net investment loss*	(0.09)
Net realized and unrealized appreciation on investments	0.15
Net increase in Shareholders’ Capital from operations:	0.06

Net asset value per Share, end of period	$10.06

Total Return (2) (3)	0.60%

Ratios/Supplemental Data:
Shareholders' Capital, end of period (in thousands)	$50,729
Ratio of net investment loss to average Shareholders' Capital (4)	(2.36)%
Ratio of gross expenses to average Shareholders' Capital (4) (5)	5.32%
Ratio of expense waiver to average Shareholders' Capital (4) (6)	(2.25)%
Ratio of net expenses to average Shareholders' Capital (4) (6) (7)	3.07%
Portfolio Turnover (3)	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total of commencement to date income and expense divided by beginning of quarter Shares.

(1)	The net asset value per Share as of the beginning of the period, May 7, 2015 (Commencement of Operations) represents the initial net asset value per Share of $10.00.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning on the Initial Closing Date and ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Financial Statements.

(7)

Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations, the net expense ratio would be 2.95%.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2015 (unaudited)

1. Organization

Pomona Investment Fund (formerly known as Pomona Private Equity Fund, the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The objective of the Fund is to seek long-term capital appreciation by investing principally in private equity investments. It is anticipated that the Fund’s private equity investments will predominantly consist of secondary and primary investments in private equity funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. For the period from August 12, 2014 (inception) to May 6, 2015, the Fund had no operations, except for matters relating to the Fund’s organization, the registration of the shares of beneficial interest (“Shares”) under the Securities Act of 1933, as amended, and the private placement of 10,000 Class A Shares to the Adviser on January 22, 2015 for a total of $100,000, which represents the Adviser’s seed investment.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

The Fund currently offers a single class of shares designated as “Class A Shares”. Shares are offered on a continuous basis quarterly at the net asset value per share, plus any applicable sales load.

2. Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

Valuation of Investments

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

In general, investments are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Investment Funds in which the Fund invests normally do not have readily available market prices and therefore will be valued at “fair value”. Determining the fair value of Investment Funds and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair value of the Fund’s investments in Investment Funds and direct investments as of each Valuation Date (as defined below) ordinarily will be the carrying amount of the Fund’s interests in such investments as determined by reference to the issuer’s most recent balance sheet, statement of capital account, or other valuation provided by the relevant investment manager or lead investor (“NAV”) as of, or prior to, the relevant valuation date, as adjusted for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuations and the relevant valuation date.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of regular trading on the New York Stock Exchange on the last business day of each quarter and at such other times as the Board determines (each, a “Valuation Date”). In determining its net asset value, the Fund values its investments as of the relevant Valuation Date. The net asset value of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Valuation Date.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2015 (unaudited) (continued)

2. Summary of Significant Accounting Policies (continued)

Cash and Short-term Investments

The Fund holds cash and short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and short-term accounts held by the Fund.

Income Recognition and Expenses

Interest income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

3. Fair Value Disclosures

The Fund uses NAV provided for the Investment Funds as its measure of fair value of an investment in an Investment Fund when (i) the market price for such investment is not readily available, (ii) such investment does not have a readily determinable fair value, and (iii) the NAV is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 - Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all. Therefore, the Fund’s private equity investments are classified as Level 3 assets.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2015 (unaudited) (continued)

3. Fair Value Disclosures (continued)

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. This update is effective for fiscal years beginning after December 15, 2016, and early adoption is permitted. Management is evaluating the impact of the adoption of ASU 2015-07 on the Fund’s financial statements and disclosures.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investment Funds	$—	$—	$24,448,406	$24,448,406
Short-Term Investment	26,818,300	—	—	26,818,300
Total	$26,818,300	$—	$24,448,406	$51,266,706

The following is a reconciliation of those investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of May 7, 2015*	Realized gain/(loss)	Net unrealized appreciation/ (depreciation) **	Gross purchases	Capital Distributions Received from Investment Funds	Gross sales	Net transfers in or out of Level 3	Balance as of September 30, 2015
Investment Funds	$—	$297,737	$460,738	$24,372,990	$(683,059)	$—	$—	$24,448,406
Total	$—	$297,737	$460,738	$24,372,990	$(683,059)	$—	$—	$24,448,406

*	Commencement of operations

**	Net unrealized appreciation/depreciation reflected in the accompanying Statement of Operations

The amount of the net unrealized appreciation for the period ended September 30, 2015 relating to investments in Level 3 assets still held at September 30, 2015 is $460,738.

During the period ended September 30, 2015, the Fund did not have any significant transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

4. Management Fee, Administration Fee, Related Party Transactions and Other

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Investment Fund to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end net asset value (the “Management Fee”). The Management Fee is an expense paid out of the Fund’s net assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each quarter (including any assets in respect of Shares that are repurchased as of the end of the quarter) and is paid quarterly in arrears. For the period May 7, 2015 (Commencement of Operations) to September 30, 2015, the Fund incurred $335,412 of Management Fees.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2015 (unaudited) (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other (continued)

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vi) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of for these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end net asset value (the “Administration Fee”). For the period May 7, 2015 (Commencement of Operations) to September 30, 2015, the Fund incurred $50,884 of Administration Fees.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund for a one-year term beginning on the initial closing date and ending on the one-year anniversary thereof (the “Limitation Period”) to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end net assets (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of investment funds and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser, up to the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

For the period May 7, 2015 (Commencement of Operations) to September 30, 2015, the Adviser waived fees in the amount of $457,177, which are subject for recoupment through quarters ending June 2018 and September 2018, as outlined below:

Quarter of Expiration:

June 2018	$188,962
September 2018	$268,215

From inception through May 6, 2015, the Adviser waived fees in the amount of $748,180, bringing the total waived as of September 30, 2015 to $1,205,357.

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor will directly distribute Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund will pay the Distributor a quarterly fee of 0.1375% (0.55% on an annualized basis) of the Fund’s quarter-end net asset value, determined as of the last day of each quarter (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. (formerly, ING U.S., Inc.). For the period May 7, 2015 (Commencement of Operations) to September 30, 2015, the Fund incurred $111,816 of Distribution and Servicing Fees.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2015 (unaudited) (continued)

4. Management Fee, Administration Fee, Related Party Transactions and Other (continued)

UMB Fund Services, Inc. (“UMBFS”) provides certain sub-administration, sub-accounting, and tax services for the Fund and charges fees for these services based on the average net assets of the Fund, subject to minimum amounts, that are paid directly by the Fund. UMBFS also provides certain record keeping and investor related services and charges fees for those services primarily based on the number of investor accounts, subject to minimum amounts, that are paid directly by the Fund. UMB Bank, N.A., an affiliate of UMBFS, serves as the custodian of the Fund’s assets (the “Custodian”) and primarily charges a fixed fee based on the Fund’s average net assets that is paid directly by the Fund.

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) receives an annual retainer of $10,000, a fee of $5,000 per year for serving on committees of the Board, and a fee per each in-person meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses.

The Fund retained Alaric Compliance Services, LLC to provide compliance services to the Fund, including a Chief Compliance Officer. For the period May 7, 2015 (Commencement of Operations) to September 30, 2015, the Fund incurred Chief Compliance Officer Fees in the amount of $37,500.

During the period from January 23, 2015 through May 6, 2015, the Fund incurred $39,104 of organizational costs. The Fund’s aggregate organizational costs of $726,078, which have been incurred from inception through May 6, 2015, and any additional costs incurred prior to the commencement of operations, have and will continue to be paid and/or reimbursed by the Adviser. These costs will be subject to recoupment in accordance with the Fund’s Expense Limitation and Reimbursement Agreement. Organizational expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. The Fund expenses organizational expenses as incurred.

The Fund incurred $174,137 of offering costs during the period from January 23, 2015 through September 30, 2015. The Fund’s aggregate offering costs incurred since inception through September 30, 2015 were $619,926. Such offering costs consist primarily of legal fees in connection with the preparation of the initial registration statement. These offering costs, which have also been paid and/or reimbursed by the Adviser, will be subject to recoupment under the Expense Limitation and Reimbursement Agreement. These costs were treated as deferred charges until the Fund commenced operations and thereafter are amortized into expense over a 12 month period using the straight line method. In addition, the Fund has incurred and will continue to incur offering costs subsequent to the commencement of operations due to its continuously offered status. These costs are also treated as deferred charges and are amortized over the subsequent 12 month period using the straight line method.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of shareholders’ capital at September 30, 2015 is $50,381,680.

5. Capital Share Transactions

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current net asset value per Share (determined as of the close of business on the last business day of the immediately preceding quarter). It is expected that the Adviser will recommend to the Board, subject to the Board’s discretion, that the Fund first offer to repurchase Shares from Shareholders in the Fund’s third year of operations. It is also expected that the Adviser will normally recommend to the Board, subject to the Board’s discretion, that the Fund conduct repurchases thereafter on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board, subject to the Board’s discretion, that any such tender offer would be for an amount that is not more than 5% of the Fund’s net asset value. There can be no assurance that the Board will accept the Adviser’s recommendation.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2015 (unaudited) (continued)

6. Income Tax Information & Distributions to Shareholders

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and distribute substantially all of its taxable net investment income and capital gains, if any, to its Shareholders each year. Therefore, no provision is made for federal income or excise taxes. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements.

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board Accounting Standards Codification 740, as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no uncertain tax positions as of September 30, 2015 for federal income tax purposes or in Delaware, the Fund’s major state tax jurisdiction.

Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book-to-tax differences are either temporary or permanent in nature.

As of September 30, 2015, the composition of the unrealized appreciation and depreciation on investments for federal income tax purposes was:

Gross unrealized appreciation	$1,220,607
Gross unrealized depreciation	(759,869)
Net unrealized appreciation/(depreciation)	$460,738
Cost of investments	$23,987,668

7. Investment Transactions

Total purchases of Investment Funds for the period ended September 30, 2015 amounted to $24,372,990.

8. Indemnification

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Commitments

As of September 30, 2015, the Fund had outstanding investment commitments to Investment Funds totaling approximately $4,131,065. Including such outstanding commitments, the Fund has invested and committed approximately 56% of Shareholders’ Capital as of September 30, 2015.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2015 (unaudited) (continued)

10. Activities Prior to Commencement of Operations

The Fund prepared its “seed money” financial statements for the period from August 12, 2014 (inception) to January 22, 2015. During the period from January 23, 2015 through May 6, 2015, the Fund engaged in various activities in preparation for the public offering of Shares and incurred further costs in relation with the offering, including legal expenses and printing costs.

The Statement of Assets, Liabilities and Shareholders’ Capital of the Fund immediately prior to the commencement of operations was:

Cash	$100,000
Expense waiver receivable	$61,206
Other assets	$40,236
Deferred offering costs	$605,052
Payable to Adviser	$(675,842)
Other accrued expenses	$(30,652)
Net Assets	$100,000

11. Subsequent Events

Effective October 1, 2015, there were capital contributions to the Fund in the amount of $1,731,000.

On October 19, 2015, the Fund entered into a purchase and sale agreement for the acquisition of five Investment Funds for approximately $6 million, which is expected to close on or before December 31, 2015. With this purchase, the Fund has invested and committed (including unfunded commitments) approximately 69% of Shareholders’ Capital as of September 30, 2015.

The Fund has evaluated subsequent events through November 30, 2015, the date the financial statements were available to be issued, and has determined that, other than the events noted above, there were no subsequent events that require disclosure in the financial statements.

Pomona Investment Fund

Other Information
September 30, 2015 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

This section describes some factors considered by the Board of Trustees (the “Trustees” or “Board”) of Pomona Investment Fund (the “Fund”) in the Board’s consideration and approval of the key agreements under which the Fund is managed. The Board is responsible for the oversight of the Fund. As a registered investment company, the Fund is subject to the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules under the 1940 Act that have been adopted by the U.S. Securities and Exchange Commission. Under the 1940 Act, the Board, including a majority of the Trustees who are not parties to the Fund’s contract for investment advisory services and who are independent from management under a statutory standard set forth in that Act (the “Independent Trustees”), must, to allow an investment adviser to manage the Fund, approve the Fund’s agreement for investment advisory services for an initial term of not greater than two years, and thereafter must annually review and approve the agreement. For the Fund, this agreement is called the Investment Management Agreement (the “Advisory Agreement”), and it appoints Pomona Management LLC (the “Adviser”) to serve as investment adviser.

At a meeting held on January 14-15, 2015 (the “Meeting”), the Board, including all of the Independent Trustees, met in person, joined by, among others, representatives of the Adviser and counsel to the Fund and Adviser (“Fund Counsel”), to give consideration to information provided by the Adviser in seeking approval from the Board of the “Advisory Agreement”. A description of certain of the factors the Board considered and its conclusions in approving the Advisory Agreement follows.

In preparation for the Meeting, the Board was presented with information to assist in its deliberations. Those materials included information prepared by the Adviser comparing the Fund’s total proposed contractual advisory fees, proposed fees for administrative services, and total estimated expense ratio, both gross and net of expense limitations, with those of peer funds with comparable investment and structural features selected by the Adviser (the “Selected Peer Group”) and additional funds that were not considered comparable but had some attributes in common with the Fund (“Additional Funds”). The materials also included information about the Adviser, information about the merits of private equity investments, a copy of the proposed Advisory Agreement, and a copy of the Adviser’s Form ADV filed with the SEC. The Board also received a memorandum from Fund Counsel describing the Board’s responsibilities with respect to the approval of the Advisory Agreement.

In connection with the Meeting, the Board also reviewed information provided by the Adviser or others concerning the following:

●	the key terms of the proposed Advisory Agreement, including the fees payable under the agreement and indemnification provisions in favor of the Adviser;

●

the nature and extent of the services to be provided by the Adviser, including information about the investment objective, policies and strategies applicable to the Fund and the Adviser’s experience and capabilities in private equity investing;

●	the Adviser’s experience and capabilities in managing a fund that invests primarily in secondary investments in private equity funds;

●	the Adviser’s experience and capabilities in managing a fund that provides private equity exposure that is differentiated by type of private equity opportunity and geography;

●	the investment performance of other accounts that are managed by the Adviser;

Pomona Investment Fund

Other Information
September 30, 2015 (unaudited) (continued)

●	the current organization and personnel of the Adviser, including background information and their experience in private equity investing;

●

a copy of and a summary of the key terms of the proposed Administration Agreement between the Fund and the Adviser (in its role as Administrator under the Administration Agreement), including the fees payable under the Administration Agreement and indemnification provisions in favor of the Adviser; and

●

a copy of the proposed Distribution Agreement and a description of the manner in which the Fund’s shares would be distributed by its principal underwriter, and the payment by the Fund of a distribution and shareholder servicing fee to the Distributor.

Nature, Extent and Quality of Services Provided Under the Advisory Agreement

In addition to the items described above, the Board considered and reviewed information concerning (1) the services proposed to be provided under the Advisory Agreement; (2) the nature and quality of services provided to certain privately offered funds by the Adviser; (3) the potential risk and reward characteristics of the Fund based on the strategies and management plan presented by the Adviser; (4) the access that the Fund would provide to eligible investors to private equity investments that otherwise can be difficult to access; and (5) the value of making available in a registered fund strategies similar to those that the Adviser has offered in privately offered funds.

Based upon its review, the Board concluded that the services to be provided by the Adviser to the Fund likely would benefit the Fund and its shareholders.

Fee Rates and Profitability

The Board reviewed and considered the proposed contractual fee for advisory services, as well as the proposed contractual fee for administrative services, payable by the Fund to the Adviser. The Board also reviewed the comparative fee information from the analysis prepared by the Adviser. In considering the fees payable under the Advisory Contract, the Board considered the pricing structure, including the anticipated expense ratio to be borne by shareholders, of the Fund, including that the advisory fee is above the advisory fees of the funds in the Selected Peer Group and the Additional Funds, although some of those funds are subject to performance and/or incentive fees that can raise their effective fee levels. The Board also took into account the Adviser’s representations regarding the complexity associated with managing the Fund given its strategies and focus on private equity investing, including the emphasis on secondary investments in private equity funds and on private equity exposure that is differentiated by type of private equity opportunity and geography. The Board also considered that the net expense ratio of the Fund is projected to be in the middle of the range of the funds in the Selected Peer Group and higher than the Additional Funds, including the estimated expenses of borrowing, and lower than the Selected Peer Group, but higher than the Additional Funds without the cost of borrowing. The Board also took into account: (1) the Adviser’s agreement to subsidize the Fund’s expenses for a period of time through fee waivers, which lower the Fund’s net expenses, and (2) the Adviser’s entrepreneurial risk in organizing and launching the Fund.

The Board also considered the fees charged by the Adviser to private funds under its management with similar investment strategies to those of the Fund, and noted that although the advisory fee for the Fund is higher than the advisory fee charged to the Adviser’s most recent private fund, the private funds have performance and/or incentive fees that, depending on performance, may cause a private fund’s effective fees to be higher than their base fee.

The Board also reviewed the contractual fee payable under the Administration Agreement, and compared the fund’s administration fee structure to that of a fund in the Selected Peer Group. The Board considered that, although the Selected Peer Group fund was not subject to an administration fee, the Fund’s estimated “other expenses,” inclusive of the administration fee, is projected to be below the “other expenses” of the Selected Peer Group fund.

With respect to the profits to be realized by the Adviser, the Board considered the resources that the Adviser will need to bear to attain a successful launch of the Fund. The Board also considered the asset levels at which the Adviser expects to begin to attain a profit on managing the Fund, and noted the Adviser’s belief that this is not likely to occur until toward the end of the initial term of the Advisory Agreement. Based on its review, the Board concluded, in light of the Fund’s investment objective and strategies and the services to be rendered by the Adviser, that the fee for the Advisory Agreement is reasonable and that the overall estimated expenses to be borne by the Fund, including the fees payable under the Advisory and Administration Agreements, and the estimated net expenses of the Fund after the expense limits that the Adviser will bear are reasonable.

Pomona Investment Fund

Other Information
September 30, 2015 (unaudited) (continued)

Economies of Scale

Because the Fund is newly organized, the Board reviewed the advisory and administration fees proposed for the Fund and anticipated expenses of the Fund with a view to reviewing economies of scale in the future when the Fund has attracted additional assets.

Performance

The Board noted that the Fund has not commenced operations and has no performance history, but the Board considered the Adviser’s performance in managing privately-offered funds with similar investment strategies to those of the Fund. The Board concluded that the Adviser has the capabilities to have satisfactory performance in managing the Fund.

Other Benefits to the Adviser

The Board also considered other ancillary benefits that may be realized by the Adviser from its relationship with the Fund. The Board noted that the Adviser would also serve as Administrator to the Fund and would be compensated for those services. The Board also noted that an affiliate of the Adviser would serve as Distributor for the Fund and would be compensated for those services, although the potential profitability to the Distributor for those services was not clear. The Board did not identify any other ancillary benefits.

Conclusion

Based on consideration of all factors deemed relevant, the Board determined that approval of the Advisory Agreement was in the best interests of the Fund. The Board did not identify any single factor or group of factors as all important or controlling, and considered multiple factors.

In voting to approve the Advisory Agreement, the Board, including the Independent Trustees, concluded that the terms of the Advisory Agreement are reasonable and fair in light of the services to be rendered for the Fund.

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ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating and governance committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating and governance committee. The nominating and governance committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating and governance committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 2, 2015

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	December 2, 2015

*            Print the name and title of each signing officer under his or her signature.